UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number      811-22208

                     Valued Advisers Trust
 (Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                    (Zip code)

Capitol Services, Inc.
615 S. Dupont Hwy.
Dover,DE 19901
(Name and address of agent for service)

With a copy to:
John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace
Suite 119
Leawood, KS 66224

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:                                                      01/31

Date of reporting period:                                                07/31/2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Golub Group Equity Fund

Semi-Annual Report

July 31, 2010

Fund Adviser:

Golub Group, LLC
1850 Gateway Drive, Suite 600
San Mateo, CA 94404

Toll Free (866) 954-6682

TO OUR FELLOW SHAREHOLDERS:

The Golub Group Equity Fund celebrated its one year anniversary on April 1, 2010, and we are pleased to report that the fund has returned 23.95% since inception through July 31, 2010. In comparison, our benchmark, the S&P 500 Index gained 28.49% during the same period. For the six month period ending July 31, 2010, the Fund has returned 2.88% as compared to a 3.62% return for the S&P 500 Index.

Despite these positive returns in the market, investors remain gripped with fear.  This is a natural reaction to a deep recession, and even though we are in a period of economic recovery, the fear persists.  The fear is evidenced in plummeting consumer confidence reflecting a growing pessimism over the direction of the economy. Corporations and individuals are hoarding cash, accepting little or no return for their investment.  In fact corporate cash levels are at the highest percentage of total assets ever, and total cash sitting in money market funds stands at $9.4 trillion, also the highest level in history.

Most telling is that investors continue to throw money at the bond markets with little consideration to the risk inherent in choosing an asset class that is grossly overpriced.  The yield on the 10-year U.S Treasury bond implies investors are paying a price-to-earnings ratio of 34x for these interest payments.  Over the past three years, $572 billion has flowed into bond mutual funds. Over the same period, relatively nothing has flowed into stock funds mutual

This aversion to stock ownership will not be sustainable with the following factors eventually compelling investors to return to the stock market:

1.	A slow but steady return to an economy which has recovered to normal employment levels.
2.	Corporations, which today have the most cash on their balance sheets in history, once again will use this cash to grow their businesses and hire new employees.
3.	Due to cost cutting and improved efficiency, leading corporations will show improved profitability, earnings and cash flow growth.
4.	Compelling equity valuations and dividend yields relative to bonds.

The best-of-breed blue chip companies in our portfolio today, for instance, have grown their dividends at an average of 14% per year over the last 10 years.  Because of their strong cash positions today, they will be able to continue to increase their dividends in the future.  Furthermore, we are able to purchase these same companies at an average P/E multiple of approximately 12x, compared to the approximately 21x average multiple these businesses have traded at over the last ten years.  It’s important to notice that high quality multinational businesses have been performing better than the broad market over the past several months; investors are clearly returning to quality holdings.

In closing, we appreciate your confidence in us. The true intent of the Golub Group Equity Fund is to provide a means by which our investors can build their wealth over the long term. We hope to help you achieve this.

Sincerely,

The Golub Group Investment Committee

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-954-6682.

*      Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Comparison of the Growth of a $10,000 Investment in the Golub Group Equity Fund and the S&P 500 (R) Index
Golub Group Equity Fund $13,309
S&P 500 ® Index $13,962
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Value
Inception Date:
April 1, 2009
March-09
April-09
May-09
June-09
July-09
August-09
September-09
October-09
November-09
December-09
January-10
February-10
March-10
April-10
May-10
June-10
July-10
Date

The chart above assumes an initial investment of $10,000 made on April 1, 2009 (commencement of Fund operations) and held through July 31, 2010. The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-866-954-6682. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings – (Unaudited)

Golub Group Equity Fund Portfolio Holdings as of July 31, 2010[1]
90.00%
70.00%
50.00%
30.00%
10.00%
-10.00%
Common Stocks 93.34%
Real Estate Investment Trusts 1.44%
Money Market Securities 7.86%
Liabilities in excess of other assets (2.64)%

 1As a percentage of net assets.

The investment objective of the Golub Group Equity Fund is to provide long-term capital appreciation. A secondary objective is provide current income.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the entire period from February 1, 2010 to July 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

Golub Group Equity Fund	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During the Period Ended July 31, 2010
Actual*	$1,000.00	$1,028.79	$6.29
Hypothetical**	$1,000.00	$1,018.60	$6.26
*Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365.
** Assumes a 5% return before expenses.

Golub Group Equity Fund
Schedule of Investments
July 31, 2010
(Unaudited)

Common Stocks - 93.34%	Shares	Value

Aircraft Engines & Engine Parts - 2.38%
United Technologies Corp.	4,225	$300,397

Beverages - 8.26%
Coca-Cola Co./The	6,450	355,460
Diageo plc (b)	4,925	344,159
PepsiCo, Inc.	5,275	342,400
		1,042,019

Biological Products (No Diagnostic Substances) - 2.29%
Amgen, Inc. (a)	5,300	289,009

Brewery - 3.01%
Anheuser-Busch InBev NV (b)	7,150	379,379

Cable & Other Pay Television Services - 2.38%
Comcast Corp. - Class A	15,400	299,838

Computer & Office Equipment - 2.88%
Hewlett-Packard Co.	7,875	362,565

Computer Communications Equipment - 2.94%
Cisco Systems, Inc. (a)	16,050	370,274

Construction Machinery & Equipment - 1.98%
Caterpillar, Inc.	3,575	249,356

Electromedical & Electrotherapeutic Apparatus - 2.97%
Medtronic, Inc.	10,150	375,245

Electronic & Other Electrical Equipment (No Computer Equipment) - 5.59%
Emerson Electric Co.	6,550	324,487
General Electric Co.	23,675	381,641
		706,128

Fire, Marine & Casualty Insurance - 2.91%
Berkshire Hathaway, Inc. - Class B (a)	4,700	367,164

Food & Kindred Products - 2.93%
Kraft Foods, Inc. - Class A	12,650	369,506

Investment Advice - 2.95%
Franklin Resources, Inc.	3,700	372,146

Medical - Generic Drugs - 2.98%
Teva Pharmaceutical Industries, Ltd. (b)	7,700	376,145

See accompanying notes which are a integral part of these financial statements.

Golub Group Equity Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Common Stocks - 93.34% - continued	Shares	Value

Petroleum Refining - 9.92%
Chevron Corp.	5,575	$424,871
ConocoPhillips	7,825	432,097
Exxon Mobil Corp.	6,600	393,888
		1,250,856

Pharmaceutical Preparations - 2.99%
Johnson & Johnson	6,500	377,585

Retail - Discount - 2.89%
Wal-Mart Stores, Inc.	7,125	364,729

Retail - Drug Stores & Proprietary Stores - 2.92%
Walgreen Co.	12,900	368,295

Retail - Lumber & Other Building Materials Dealers - 5.94%
Home Depot, Inc./The	13,200	376,332
Lowe's Companies, Inc.	18,000	373,320
		749,652

Semiconductors & Related Devices - 1.29%
Intel Corp.	7,925	163,255

Services - Computer Processing & Data Preparation - 2.93%
Fiserv, Inc. (a)	7,375	369,488

Services - Engineering, Accounting, Research, Management - 1.71%
Paychex, Inc.	8,300	215,717

Services - Prepackaged Software - 2.72%
Microsoft Corp.	13,275	342,628

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.74%
Procter & Gamble Co./The	5,650	345,554

Super-Regional Banks-US - 2.88%
U.S. Bancorp	15,225	363,877

Telephone Communications (No Radio Telephone) - 2.45%
China Mobile Ltd. (b)	6,075	309,460

Trucking & Courier Services (No Air) - 2.69%
United Parcel Service, Inc. - Class B	5,225	339,625

Wholesale - Groceries & Related Products- 2.82%
Sysco Corp.	11,475	355,381

TOTAL COMMON STOCKS (Cost $10,708,539)		11,775,273

See accompanying notes which are a integral part of these financial statements.

Golub Group Equity Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Real Estate Investment Trusts - 1.44%	Shares	Value

Host Hotels & Resorts, Inc.	12,612	$180,856

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $82,328)		180,856

Money Market Securities - 7.86%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.33% (c)	991,757	991,757

TOTAL MONEY MARKET SECURITIES (Cost $991,757)		991,757

TOTAL INVESTMENTS (Cost $11,782,624) - 102.64%		$12,947,886

Liabilities in excess of other assets - (2.64)%		(332,594)

TOTAL NET ASSETS - 100.00%		$12,615,292

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the rate shown represents the yield at July 31, 2010.

See accompanying notes which are a integral part of these financial statements.

Golub Group Equity Fund
Statement of Assets and Liabilities
July 31, 2010
(Unaudited)

Assets
Investments in securities, at value (cost $11,782,624)	$12,947,886
Dividends receivable	13,009
Receivable from Adviser (a)	1,344
Receivable for tax reclaim	203
Interest receivable	217
Prepaid expenses	4,405
Total assets	12,967,064

Liabilities
Payable for investments purchased	337,344
Payable for capital stock	1,000
Payable to administrator, fund accountant, and transfer agent	4,498
Payable to trustees	1,214
Payable to custodian	317
Other accrued expenses	7,399
Total liabilities	351,772

Net Assets	$12,615,292

Net Assets consist of:
Paid in capital	$11,204,332
Undistributed net investment income (loss)	55,560
Accumulated net realized gain (loss) on investments	190,138
Net unrealized appreciation (depreciation) on investments	1,165,262

Net Assets	$12,615,292

Shares outstanding (unlimited number of shares authorized; no par value)	954,466

Net Asset Value, offering and redemption price per share	$13.22

(a) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are a integral part of these financial statements.

Golub Group Equity Fund
Statement of Operations
For the six months ended July 31, 2010
(Unaudited)

Investment Income
Dividend income (net of withholding tax of $609)	$122,701
Interest income	1,049
Total Investment Income	123,750

Expenses
Investment Adviser fee (a)	54,658
Administration expenses	18,190
Transfer agent expenses	17,297
Fund accounting expenses	12,397
Audit expenses	9,016
Legal expenses	5,659
Insurance expenses	5,184
Custodian expenses	2,659
Miscellaneous expenses	1,942
Trustee expenses	1,619
Pricing expenses	1,597
Registration expenses	1,143
Printing expenses	208
24f-2 expenses	152
Total Expenses	131,721
Less: Fees waived and reimbursed by Adviser (a)	(63,399)
Net operating expenses	68,322
Net Investment Income (Loss)	55,428

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	62,792
Change in unrealized appreciation (depreciation) on investment securities	80,217
Net realized and unrealized gain (loss) on investment securities	143,009
Net increase (decrease) in net assets resulting from operations	$198,437

(a) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are a integral part of these financial statements.

Golub Group Equity Fund
Statement of Changes In Net Assets	For the
	Six Months Ended	For the
	July 31, 2010	Period Ended
	(Unaudited)	January 31, 2010	(a)

Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$55,428	$57,677
Net realized gain (loss) on investment securities	62,792	130,260
Change in unrealized appreciation (depreciation) on investment securities	80,217	1,085,045
Net increase (decrease) in net assets resulting from operations	198,437	1,272,982

Distributions
From net investment income	-	(57,545)
From net realized gains	-	(2,914)
Total distributions	-	(60,459)

Capital Share Transactions
Proceeds from shares sold	3,821,839	8,484,737
Reinvestment of distributions	-	60,459
Amount paid for shares redeemed	(794,788)	(367,915)

Net increase (decrease) in net assets resulting from capital share transactions	3,027,051	8,177,281

Total Increase (Decrease) in Net Assets	3,225,488	9,389,804

Net Assets
Beginning of period	9,389,804	-

End of period	$12,615,292	$9,389,804

Undistributed net investment income
included in net assets at end of period	$55,560	$132

Capital Share Transactions
Shares sold	283,268	755,705
Shares issued in reinvestment of distributions	-	4,580
Shares redeemed	(59,383)	(29,704)

Net increase (decrease) from capital share transactions	223,885	730,581

(a) For the period April 1, 2009 (Commencement of Operations) to January 31, 2010.

See accompanying notes which are a integral part of these financial statements.

Golub Group Equity Fund
Financial Highlights
(For a share outstanding during the period)	For the
	Six Months Ended	For the
	July 31, 2010	Period Ended
	(Unaudited)	January 31, 2010	(a)

Selected Per Share Data:
Net asset value, beginning of period	$12.85	$10.00

Income from investment operations:
Net investment income (loss) (b)	0.07	0.11
Net realized and unrealized gain (loss) on investments	0.30	2.83
Total from investment operations	0.37	2.94

Less distributions to shareholders:
From net investment income	-	(0.09)
From net realized gains	-	-	(c)
Total distributions	-	(0.09)

Net asset value, end of period	$13.22	$12.85

Total Return (d) (e)	2.88%	29.37%

Ratios and Supplemental Data:
Net assets, end of period (000)	$12,615	$9,390
Ratio of expenses to average net assets (f)	1.25%	1.25%
Ratio of expenses to average net assets
before waiver and reimbursement (f)	2.41%	3.45%
Ratio of net investment income (loss) to
average net assets (f)	1.01%	1.07%
Ratio of net investment income (loss) to
average net assets before waiver and reimbursement (f)	(0.15)%	(1.13)%
Portfolio turnover rate (e)	7.13%	8.58%

(a) For the period April 1, 2009 (Commencement of Operations) to January 31, 2010.
(b) Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.
(c) Distributions to shareholders resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e) Not annualized.
(f) Annualized.

See accompanying notes which are a integral part of these financial statements.

Golub Group Equity Fund
Notes to the Financial Statements
July 31, 2010
(Unaudited)

NOTE 1.     ORGANIZATION

The Golub Group Equity Fund (the “Fund”) is an open-end diversified series of the Valued Advisers Trust (the “Trust”).  The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is one of a series of funds authorized by the Trustees.  The Fund’s investment adviser is Golub Group, LLC (the “Adviser”).  The investment objective of the Fund is to provide long-term capital appreciation.  A secondary objective is to provide current income.

NOTE 2.     SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal tax authorities for the period ended January 31, 2010.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis.  The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year.  Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Golub Group Equity Fund
Notes to the Financial Statements - continued
July 31, 2010
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value, such as pricing models and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stock, American Depositary Receipts, and real estate investment trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Golub Group Equity Fund
Notes to the Financial Statements - continued
July 31, 2010
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$10,366,130	$-	$-	$10,366,130
American Depositary Receipts*	1,409,143	-	-	1,409,143
Real Estate Investment Trusts	180,856	-	-	180,856
Money Market Securities	991,757	-	-	991,757
Total	$12,947,886	$-	$-	$12,947,886
*Refer to the Schedule of Investments for industry classifications.

Golub Group Equity Fund
Notes to the Financial Statements – continued
July 31, 2010
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 4.     FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Trustees.  As compensation for its management services, the Golub Group Equity Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.  For the six months ended July 31, 2010, the Adviser earned a fee of $54,658 from the Fund before the reimbursement described below.  At July 31, 2010, the Adviser owed the Fund $1,344 for the excess of expenses waived over management fees earned.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary  course of the Fund's business,  dividend expense on short sales, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year, do not exceed 1.25% of the Fund’s average daily net assets through May 31, 2011. The operating expense limitation also excludes any fees and expenses of acquired funds.  For the six months ended July 31, 2010, the Adviser waived fees and reimbursed expenses of $63,399 to the Fund.

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at July 31, 2010 are as follows:

Recoverable through
Amount	January 31,

$118,845	2013

For the six months ended July 31, 2010, $63,399, may be subject to potential repayment by the Fund to the Adviser through January 31, 2014.

The Trust retains Huntington Asset Services, Inc. (“HASI”) formerly known as Unified Fund Services, Inc, to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the six months ended July 31, 2010, HASI earned fees of $18,190 for administrative services provided to the Fund.  At July 31, 2010, HASI was owed $1,607 from the Fund for administrative services.  Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”).  For the six months ended July 31, 2010, the Custodian earned fees of $2,659 for custody services provided to the Fund.  At July 31, 2010, the Custodian was owed $317 from the Fund for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services.  For the six months ended July 31, 2010, HASI earned fees of $9,918 for transfer agent services and $7,379 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund.  At July 31, 2010, the Fund owed HASI $911 for transfer agent services and out-of-pocket expenses.

Golub Group Equity Fund
Notes to the Financial Statements - continued
July 31, 2010
(Unaudited)

NOTE 4.     FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

For the six months ended July 31, 2010, HASI earned fees of $12,397 from the Fund for fund accounting services.  At July 31, 2010, HASI was owed $1,980 from the Fund for fund accounting services.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”).  The Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement.  The Plan is a compensation plan, which means that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.  The Plan is not active and will not be activated prior to May 31, 2011.

Unified Financial Securities, Inc. acts as the principal distributor of the Fund’s shares.  There were no payments made by the Fund to the Distributor during the six months ended July 31, 2010.  An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

NOTE 5.     INVESTMENTS

For the six months ended July 31, 2010, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
U.S. Government Obligations	$-
Other	3,658,613
Sales
U.S. Government Obligations	$-
Other	730,803

At July 31, 2010, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$1,307,935
Gross (Depreciation)	(142,673)
Net Appreciation (Depreciation) on Investments	$1,165,262

At July 31, 2010, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $11,782,624 for the Fund.

NOTE 6.     ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Golub Group Equity Fund
Notes to the Financial Statements - continued
July 31, 2010
(Unaudited)

NOTE 7.     DISTRIBUTIONS TO SHAREHOLDERS

The tax characterization of distributions for the fiscal period ended January 31, 2010 was as follows:

2009
Distributions paid from:
Ordinary Income*	$60,459
$60,459

*Short term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$127,478
Undistributed long-term capital gain	-
Unrealized appreciation (depreciation)	1,085,045

$1,212,523

At January 31, 2010, there were no differences between book basis and tax basis appreciation.

NOTE 8.     COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representatives and warranties which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9.     RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for interim and annual reporting periods beginning after December 15, 2009, entities will be required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

NOTE 10. SUBSEQUENT EVENT

Effective August 1, 2010, Unified Fund Services, Inc., changed its name to Huntington Asset Services, Inc. in order to reflect a wider range of services the company provides and better align itself with its parent company, Huntington Bancshares, Inc.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (866) 954-6682 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Dr. Merwyn R. Vanderlind, Chairman
Ira Cohen
R. Jeffrey Young

OFFICERS
R. Jeffrey Young, Principal Executive Officer and President
John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President
Carol J. Highsmith, Vice President
William J. Murphy, Principal Financial Officer and Treasurer
Heather A. Bonds, Secretary

INVESTMENT ADVISER
Golub Group, LLC
1850 Gateway Drive, Suite 600
San Mateo, CA 94404

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
The Law Offices of John H. Lively & Associates, Inc.,
 A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS 66224

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Item 2. Code of Ethics.   NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.  NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.  NOT APPLICABLE – applies to listed companies only

Item 6.  Schedule of Investments.
(a)           Schedule filed with Item 1
(b)           NOT APPLICABLE

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  NOT APPLICABLE – applies to closed-end funds only

Item 8.  Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  NOT APPLICABLE – applies to closed-end funds only

Item 10.  Submission of Matters to a Vote of Security Holders.

At a meeting of the Board of Trustees (the “Board”) of the registrant held on April 23, 2010, the Board established a Governance and Nominating Committee (the “GNC”), and it adopted a charter for that committee (the “GNC Charter”).  The GNC Charter contains, among other things, procedures with respect to nominees to the Board, which include procedures related to the process by which shareholders may submit nominations for independent trustees.  These procedures indicate that the GNC will, when identifying candidates for the position of independent trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an independent trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the GNC in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the GNC, c/o the Secretary of the registrant. The Secretary of the registrant shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.  In evaluating a candidate for a position on the Board, including any candidate recommended by shareholders, the GNC shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an independent trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the GNC determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the GNC shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

Item 11.  Controls and Procedures.

(a)           Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)                      Not Applicable – filed with annual report

(a)(2)
Certifications  by the  registrant's  principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2under the Investment  Company Act of 1940 are filed herewith.

(a)(3)                      Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Valued Advisers Trust

By
*/s/ R. Jeffrey Young               .
  R. Jeffrey Young, President

Date: 10/06/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*/s/ R. Jeffrey Young              .
  R. Jeffrey Young, President

Date: 10/06/2010

By
*/s/ William J. Murphy                      .
        William J. Murphy, Treasurer

Date: 10/11/2010